Shareholders' equity (Details 1) - shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital
Brazilian residents	157,986	160,447	137,586
Foreign residents	7,340,545	7,402,636	7,425,499
Total shares	7,498,531	7,563,083	7,563,085
(-) Treasury shares	(11,690)	(51,572)	(40,436)
Total outstanding	7,486,841	7,511,511	7,522,649
Common
Capital
Brazilian residents	66,207	67,498	56,306
Foreign residents	3,752,488	3,783,473	3,794,666
Total shares	3,818,695	3,850,971	3,850,972
(-) Treasury shares	(5,845)	(25,786)	(20,218)
Total outstanding	3,812,850	3,825,185	3,830,754
Preferred
Capital
Brazilian residents	91,779	92,949	81,280
Foreign residents	3,588,057	3,619,163	3,630,833
Total shares	3,679,836	3,712,112	3,712,113
(-) Treasury shares	(5,845)	(25,786)	(20,218)
Total outstanding	3,673,991	3,686,326	3,691,895